UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

Brookfield Investment Funds

(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281
(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Center Coast Brookfield Midstream Focus Fund
Class A | CCCAX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$103	1.88%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended  March 31, 2025, the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Total Return Index; (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Total Return Index USD, and outperformed its broad-based benchmark index, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main contributors to relative returns included the Fund’s positioning among Canadian midstream operators. Not owning several of these underperforming companies in the region contributed to relative outperformance.
Conversely, relative underperformance was primarily driven by overweight positions to select crude oil-focused midstream operators that underperformed during the period. A non-index position in a developer of floating liquified natural gas (LNG) terminals also lagged during the period.
POSITIONING
Despite recent volatility, midstream, or energy infrastructure, achieved its 10th consecutive quarter of positive total return. In our view, the asset class continues to exhibit a relatively lower beta compared to the broader market (as measured by the S&P 500 TR Index). Our core investment thesis for energy infrastructure remains strong, supported by what we believe are long-term tailwinds, notably:

•	Expected near-term growth in natural gas demand from LNG and the domestic power sector

•	Cash flow growth driven by volume growth and contractual benefits (inflation escalators)

•	Strong balance sheets and self-funding corporate finance models

•	What we believe to be attractive income and anticipated growth of that income

We believe our portfolio is positioned accordingly across the energy infrastructure value chain to benefit from these positive demand drivers.

Top Contributors
↑	Pembina Pipeline Corporation
↑	Enbridge, Inc.
↑	TC Energy Corporation

Top Detractors
↓	Kinder Morgan, Inc.
↓	Western Midstream Partners, LP
↓	EnLink Midstream LLC
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-SAR-112740667

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Alerian Midstream Energy Total Return Index USD is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	35.10	34.71	4.07
Class A (with sales charge)	28.72	33.42	3.56
S&P 500 TR Index	8.25	18.59	12.50
Alerian MLP Total Return Index	22.99	40.21	5.47
Alerian Midstream Energy Total Return Index USD	39.53	33.60	N/A**
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,166,215,515
Number of Portfolio Holdings	17
Portfolio Turnover	32%
Total Advisory Fees Paid	$5,685,413
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-SAR-112740667

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top Holdings	(%)[1]
Energy Transfer LP	14.9%
MPLX LP	12.7%
Enterprise Products Partners LP	11.5%
ONEOK, Inc.	8.5%
Targa Resources Corp.	8.1%
Plains All American Pipeline LP	7.9%
The Williams Companies, Inc.	7.5%
Cheniere Energy, Inc.	7.1%
TC Energy Corp.	4.9%
Enbridge, Inc.	4.0%
Sector Breakdown2

Pipeline Transportation / Natural Gas 33.0%
Midstream 29.4%
Gathering & Processing 26.1%
Pipeline Transportation / Petroleum 12.2%
Liquefaction 1.9%
Cash & Other -2.6%

1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-SAR-112740667

Center Coast Brookfield Midstream Focus Fund
Class C | CCCCX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	2.63%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended  March 31, 2025, the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Total Return Index; (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Total Return Index USD, and outperformed its broad-based benchmark index, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main contributors to relative returns included the Fund’s positioning among Canadian midstream operators. Not owning several of these underperforming companies in the region contributed to relative outperformance.
Conversely, relative underperformance was primarily driven by overweight positions to select crude oil-focused midstream operators that underperformed during the period. A non-index position in a developer of floating liquified natural gas (LNG) terminals also lagged during the period.
POSITIONING
Despite recent volatility, midstream, or energy infrastructure, achieved its 10th consecutive quarter of positive total return. In our view, the asset class continues to exhibit a relatively lower beta compared to the broader market (as measured by the S&P 500 TR Index). Our core investment thesis for energy infrastructure remains strong, supported by what we believe are long-term tailwinds, notably:

•	Expected near-term growth in natural gas demand from LNG and the domestic power sector

•	Cash flow growth driven by volume growth and contractual benefits (inflation escalators)

•	Strong balance sheets and self-funding corporate finance models

•	What we believe to be attractive income and anticipated growth of that income

We believe our portfolio is positioned accordingly across the energy infrastructure value chain to benefit from these positive demand drivers.

Top Contributors
↑	Pembina Pipeline Corporation
↑	Enbridge, Inc.
↑	TC Energy Corporation

Top Detractors
↓	Kinder Morgan, Inc.
↓	Western Midstream Partners, LP
↓	EnLink Midstream LLC
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-SAR-112740659

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Alerian Midstream Energy Total Return Index USD is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	33.81	33.72	3.27
Class C (with sales charge)	32.81	33.72	3.27
S&P 500 TR Index	8.25	18.59	12.50
Alerian MLP Total Return Index	22.99	40.21	5.47
Alerian Midstream Energy Total Return Index USD	39.53	33.60	N/A**
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,166,215,515
Number of Portfolio Holdings	17
Portfolio Turnover	32%
Total Advisory Fees Paid	$5,685,413
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-SAR-112740659

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top Holdings	(%)[1]
Energy Transfer LP	14.9%
MPLX LP	12.7%
Enterprise Products Partners LP	11.5%
ONEOK, Inc.	8.5%
Targa Resources Corp.	8.1%
Plains All American Pipeline LP	7.9%
The Williams Companies, Inc.	7.5%
Cheniere Energy, Inc.	7.1%
TC Energy Corp.	4.9%
Enbridge, Inc.	4.0%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-SAR-112740659

Center Coast Brookfield Midstream Focus Fund
Class I | CCCNX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$89	1.62%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended  March 31, 2025, the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Total Return Index; (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Total Return Index USD, and outperformed its broad-based benchmark index, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main contributors to relative returns included the Fund’s positioning among Canadian midstream operators. Not owning several of these underperforming companies in the region contributed to relative outperformance.
Conversely, relative underperformance was primarily driven by overweight positions to select crude oil-focused midstream operators that underperformed during the period. A non-index position in a developer of floating liquified natural gas (LNG) terminals also lagged during the period.
POSITIONING
Despite recent volatility, midstream, or energy infrastructure, achieved its 10th consecutive quarter of positive total return. In our view, the asset class continues to exhibit a relatively lower beta compared to the broader market (as measured by the S&P 500 TR Index). Our core investment thesis for energy infrastructure remains strong, supported by what we believe are long-term tailwinds, notably:

•	Expected near-term growth in natural gas demand from LNG and the domestic power sector

•	Cash flow growth driven by volume growth and contractual benefits (inflation escalators)

•	Strong balance sheets and self-funding corporate finance models

•	What we believe to be attractive income and anticipated growth of that income

We believe our portfolio is positioned accordingly across the energy infrastructure value chain to benefit from these positive demand drivers.

Top Contributors
↑	Pembina Pipeline Corporation
↑	Enbridge, Inc.
↑	TC Energy Corporation

Top Detractors
↓	Kinder Morgan, Inc.
↓	Western Midstream Partners, LP
↓	EnLink Midstream LLC
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-SAR-112740626

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
The Alerian Midstream Energy Total Return Index USD is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	35.31	34.98	4.32
S&P 500 TR Index	8.25	18.59	12.50
Alerian MLP Total Return Index	22.99	40.21	5.47
Alerian Midstream Energy Total Return Index USD	39.53	33.60	N/A**
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,166,215,515
Number of Portfolio Holdings	17
Portfolio Turnover	32%
Total Advisory Fees Paid	$5,685,413
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-SAR-112740626

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top Holdings	(%)[1]
Energy Transfer LP	14.9%
MPLX LP	12.7%
Enterprise Products Partners LP	11.5%
ONEOK, Inc.	8.5%
Targa Resources Corp.	8.1%
Plains All American Pipeline LP	7.9%
The Williams Companies, Inc.	7.5%
Cheniere Energy, Inc.	7.1%
TC Energy Corp.	4.9%
Enbridge, Inc.	4.0%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-SAR-112740626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 50.6%
Gathering & Processing — 15.4%
MPLX LP	2,856,292	$152,868,748
Western Midstream Partners LP	654,465	26,806,886
Total Gathering & Processing		179,675,634
Pipeline Transportation / Natural Gas — 27.1%
Energy Transfer LP	9,599,510	178,454,891
Enterprise Products Partners LP	4,037,946	137,855,477
Total Pipeline Transportation / Natural Gas		316,310,368
Pipeline Transportation / Petroleum — 8.1%
Plains All American Pipeline LP	4,715,058	94,301,160
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $308,362,172)		590,287,162
COMMON STOCKS— 52.0%
Gathering & Processing — 10.7%
Hess Midstream LP	565,283	23,905,818
ONEOK, Inc.	1,022,429	101,445,405
Total Gathering & Processing		125,351,223
Liquefaction — 1.9%
Golar LNG, Ltd.(a)	574,869	21,839,273
Midstream — 29.4%
Cheniere Energy, Inc.	369,317	85,459,954
Koninklijke Vopak NV(a)	256,612	11,148,481
Targa Resources Corp.	485,352	97,298,515
TC Energy Corp.(a)	1,238,624	58,475,439
The Williams Companies, Inc.	1,516,456	90,623,411
Total Midstream		343,005,800
Pipeline Transportation / Natural Gas — 5.9%
DT Midstream, Inc.	267,768	25,834,257
Kinder Morgan, Inc.	1,488,787	42,475,093
Total Pipeline Transportation / Natural Gas		68,309,350
Pipeline Transportation / Petroleum — 4.1%
Enbridge, Inc.(a)	1,085,582	48,102,138
TOTAL COMMON STOCKS (Cost $493,384,475)		606,607,784

The accompanying notes are an integral part of these financial statements.

1

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUND— 0.3%
First American Treasury Obligations Fund - Class X, 4.26%(b)	3,459,575	$3,459,575
TOTAL MONEY MARKET FUND (Cost $3,459,575)		3,459,575
Total Investments — 102.9% (Cost $805,206,222)		$1,200,354,521
Liabilities in Excess of Other Assets — (2.9)%		(34,139,006)
TOTAL NET ASSETS — 100.0%		$1,166,215,515

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Foreign security or a U.S. security of a foreign company.
(b)	The rate shown represents the seven-day yield as of March 31, 2025.
Abbreviations:
LP	Limited Partnership
The accompanying notes are an integral part of these financial statements.

2

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

Assets:
Investments in securities, at value (Cost $805,206,222)	$1,200,354,521
Receivable for investments sold	10,938,966
Dividends and interest receivable	854,376
Receivable for fund shares sold	174,770
Prepaid expenses	157,344
Total assets	1,212,479,977
Liabilities:
Deferred income taxes (Note 4)	31,523,059
Payable for investments purchased	9,288,825
Payable for current income taxes (Note 4)	1,276,798
Distribution fees payable	1,092,742
Investment advisory fees payable, net (Note 5)	952,144
Payable for fund shares purchased	762,413
Accrued expenses	1,368,481
Total liabilities	46,264,462
Net Assets	$1,166,215,515
Composition of Net Assets:
Paid-in capital	1,636,219,171
Accumulated losses	(470,003,656)
Net assets applicable to capital shares outstanding	$1,166,215,515
Net Assets
Class A Shares - Net Assets	$359,526,365
Shares outstanding	53,859,641
Net asset value and redemption price per share	$6.68
Offering price per share based on a maximum sales charge of 4.75%	$7.01
Class C Shares - Net Assets	$110,802,436
Shares outstanding	20,776,707
Net asset value and redemption price per share	$5.33
Class I Shares - Net Assets	$695,886,714
Shares outstanding	98,410,023
Net asset value and redemption price per share	$7.07

The accompanying notes are an integral part of these financial statements.

3

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Statement of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income:
Dividends and distributions (net of foreign withholding tax of $402,677)	$30,010,455
Interest	1,302,320
Less return of capital distributions	(22,122,923)
Total investment income	9,189,852
Expenses:
Investment advisory fees (Note 5)	5,706,208
Distribution fees - Class A	440,818
Distribution fees - Class C	560,558
Transfer agent fees	511,132
Fund accounting and sub-administration fees	265,509
Trustees’ fees	93,472
Audit and tax services	93,032
Miscellaneous	59,257
Reports to shareholders	51,402
Legal fees	43,661
Registration fees	38,745
Custodian fees	29,137
Insurance	27,446
Interest Expense	6,284
Total operating expenses	7,926,661
Less expenses waived by the investment adviser (Note 5)	(20,795)
Net expenses	7,905,866
Net investment income (before taxes)	1,283,986
Current income taxes (Note 4)	(2,355,429)
Net investment (loss)	(1,071,443)
Net realized gain on:
Investments	47,573,083
Options written	87,195
Foreign currency transactions	1,693
Net realized gain	47,661,971
Net change in unrealized appreciation/depreciation on:
Investments	160,052,270
Foreign currency translations	2,709
Deferred income taxes (Note 4)	(3,436,313)
Net change in unrealized appreciation	156,618,666
Net realized and unrealized gain	204,280,637
Net increase in net assets resulting from operations	$203,209,194

The accompanying notes are an integral part of these financial statements.

4

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment (loss)	$(1,071,443)	$(7,961,427)
Net realized gain	47,661,971	297,972,220
Net change in unrealized appreciation (depreciation)	156,618,666	(21,670,405)
Net increase in net assets resulting from operations	203,209,194	268,340,388
Distributions to Shareholders:
From distributable earnings:
Class A shares	(9,751,879)	(18,683,619)
Class C shares	(3,849,721)	(8,267,618)
Class I shares	(17,716,534)	(34,651,762)
Total distributions to shareholders	(31,318,134)	(61,602,999)
Capital Share Transactions (Note 7):
Shares issued in the Reorganization (Note 9)	—	102,926,486
Subscriptions	107,008,882	79,594,158
Reinvestment of distributions	29,514,809	57,939,345
Redemptions	(169,357,143)	(307,852,561)
Net decrease in net assets from capital share transactions	(32,833,452)	(67,392,572)
Total increase in net assets	139,057,608	139,344,817
Net Assets:
Beginning of period	1,027,157,907	887,813,090
End of period	$1,166,215,515	$1,027,157,907

The accompanying notes are an integral part of these financial statements.

5

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Financial Highlights

Class A	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value, beginning of period	$5.72	$4.62	$4.06	$3.98	$2.48	$5.96
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.05)	0.00[2]	(0.06)	0.06	(0.06)
Return of capital[1]	0.36	0.19	0.15	0.14	0.15	0.24
Net realized and unrealized gain (loss)[1]	0.79	1.29	0.69	0.26	1.63	(3.11)
Total from investment operations	1.14	1.43	0.84	0.34	1.84	(2.93)
Distributions to Shareholders:
From distributable earnings	(0.18)	(0.33)	(0.28)	(0.26)	(0.34)	—
From return of capital	—	—	—	—	—	(0.55)
Total distributions to shareholders*	(0.18)	(0.33)	(0.28)	(0.26)	(0.34)	(0.55)
Net asset value, end of period	$6.68	$5.72	$4.62	$4.06	$3.98	$2.48
Total Investment Return†,3	20.02%	32.08%	21.31%	8.35%	77.31%	(51.51)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$359,526	$317,150	$264,983	$234,277	$238,520	$153,189
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[4]	1.89%	2.62%	2.35%	3.21%	(0.15)%	2.96%
Before expense reimbursement/waivers and current tax expense[4]	1.47%	1.51%	1.54%	1.48%	1.50%	1.50%
Expense reimbursement/waivers[4]	(0.01)%	(0.05)%	(0.08)%	(0.02)%	(0.04)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[4]	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[4]	0.14%	0.18%	0.77%	0.31%	0.16%	(0.12)%
Expense reimbursement/waivers[4]	0.01%	0.05%	0.08%	0.02%	0.04%	0.04%
Net of expense reimbursement/waivers and before current tax expense[4]	0.15%	0.23%	0.85%	0.33%	0.20%	(0.08)%
Net income (loss) before current tax expense[4]	0.15%	0.23%	0.85%	0.33%	0.20%	(0.08)%
Portfolio turnover rate[3]	32%	91%	47%	61%	48%	80%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Amount represents less than $0.005 per share.
[3]	Not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Financial Highlights

Class C	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value, beginning of period	$4.61	$3.82	$3.42	$3.41	$2.17	$5.37
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.03)	(0.07)	0.04	(0.07)
Return of capital[1]	0.29	0.16	0.12	0.12	0.13	0.22
Net realized and unrealized gain (loss)[1]	0.64	1.03	0.59	0.22	1.41	(2.80)
Total from investment operations	0.90	1.12	0.68	0.27	1.58	(2.65)
Distributions to Shareholders:
From distributable earnings	(0.18)	(0.33)	(0.28)	(0.26)	(0.34)	—
From return of capital	—	—	—	—	—	(0.55)
Total distributions to shareholders*	(0.18)	(0.33)	(0.28)	(0.26)	(0.34)	(0.55)
Net asset value, end of period	$5.33	$4.61	$3.82	$3.42	$3.41	$2.17
Total Investment Return†,2	19.62%	30.62%	20.60%	7.67%	75.46%	(51.78)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$110,802	$104,971	$108,758	$122,758	$160,638	$142,354
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[3]	2.62%	3.36%	3.07%	3.78%	0.68%	3.50%
Before expense reimbursement/waivers and current tax expense[3]	2.20%	2.24%	2.26%	2.23%	2.25%	2.25%
Expense reimbursement/waivers[3]	0.01%	(0.03)%	(0.05)%	(0.02)%	(0.04)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[3]	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[3]	(0.59)%	(0.57)%	0.03%	(0.45)%	(0.45)%	(0.87)%
Expense reimbursement/waivers[3]	(0.01)%	0.03%	0.05%	0.02%	0.04%	0.04%
Net of expense reimbursement/waivers and before current tax expense[3]	(0.60)%	(0.54)%	0.08%	(0.43)%	(0.41)%	(0.83)%
Net income (loss) before current tax expense[3]	(0.60)%	(0.54)%	0.08%	(0.43)%	(0.41)%	(0.83)%
Portfolio turnover rate[2]	32%	91%	47%	61%	48%	80%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Financial Highlights

Class I (Note 1)	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value, beginning of period	$6.04	$4.86	$4.24	$4.13	$2.56	$6.12
Income from Investment Operations:
Net investment income (loss)[1]	0.00[2]	(0.04)	0.01	(0.04)	0.08	(0.04)
Return of capital[1]	0.38	0.20	0.15	0.14	0.16	0.25
Net realized and unrealized gain (loss)[1]	0.83	1.35	0.74	0.27	1.67	(3.22)
Total from investment operations	1.21	1.51	0.90	0.37	1.91	(3.01)
Distributions to Shareholders:
From distributable earnings	(0.18)	(0.33)	(0.28)	(0.26)	(0.34)	—
From return of capital	—	—	—	—	—	(0.55)
Total distributions to shareholders*	(0.18)	(0.33)	(0.28)	(0.26)	(0.34)	(0.55)
Net asset value, end of period	$7.07	$6.04	$4.86	$4.24	$4.13	$2.56
Total Investment Return†,3	20.12%	32.15%	21.84%	8.78%	77.63%	(51.47)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$695,887	$605,037	$514,072	$520,902	$717,079	$505,389
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[4]	1.62%	2.36%	2.09%	2.68%	(0.42)%	2.51%
Before expense reimbursement/waivers and current tax expense[4]	1.21%	1.24%	1.29%	1.24%	1.25%	1.25%
Expense reimbursement/waivers[4]	0.00%[5]	(0.03)%	(0.08)%	(0.03)%	(0.04)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[4]	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[4]	0.40%	0.44%	1.01%	0.55%	0.52%	0.13%
Expense reimbursement/waivers[4]	0.00%[5]	0.03%	0.08%	0.03%	0.04%	0.04%
Net of expense reimbursement/waivers and before current tax expense[4]	0.40%	0.47%	1.09%	0.58%	0.56%	0.17%
Net income before current tax expense[4]	0.40%	0.47%	1.09%	0.58%	0.56%	0.17%
Portfolio turnover rate[3]	32%	91%	47%	61%	48%	80%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Amount represents less than $0.005 per share.
[3]	Not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

8

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series as of March 31, 2025. Center Coast Brookfield Midstream Focus Fund (the “Fund”), a series of the Trust, is a non-diversified open-end management investment company.
The Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A Shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.
Effective April 30, 2021, Class I shares were converted into the Fund’s Class Y Shares. Following the conversion, the Class Y Shares were renamed Class I Shares and adopted the legacy Class Y Shares’ performance and accounting history.
On March 30, 2023, the Board of Trustees (the “Board”) of each of Center Coast Brookfield MLP & Energy Infrastructure Fund (NYSE: CEN) and the Fund approved the proposed reorganization (the “Reorganization”) of CEN into Class I Shares of the Fund. At the Special Meeting held on August 16, 2023, the shareholders of CEN approved the Reorganization. As a result of the Reorganization, common shareholders of CEN received the number of the Fund shares corresponding to his or her proportionate interest in the common shares of CEN less the costs of the Reorganization, as of the close of trading of the New York Stock Exchange on October 6, 2023. Details of the Reorganization are further described in Note 9—Fund Reorganization.
Brookfield Public Securities Group LLC (“Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund.
The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund’s investment objective is not fundamental and may be changed by the Trust’s Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurance can be given that the Fund’s investment objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

9

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of

10

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical assets or liabilities
Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$590,287,162	$—	$—	$590,287,162
Common Stocks	595,459,303	11,148,481	—	606,607,784
Money Market Fund	3,459,575	—	—	3,459,575
Total Investments	$1,189,206,040	$11,148,481	$—	$1,200,354,521

For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. A distribution received from the Fund’s investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in

11

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to more than one fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Statement of Operations.
Distributions to Shareholders: The Fund’s dividend distribution policy is intended to provide consistent monthly distributions to its shareholders. The monthly distribution payments will be fixed each quarter to maintain a stable distribution rate for such quarter, after which the distribution rate will be adjusted on a quarterly basis at a rate that is approximately equal to the distribution rate the Fund receives from the MLPs and other securities in which it invests, including income, if any, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including return of capital, and special cash payments, if any, received to offset distribution reductions resulting from MLP restructurings. The Fund’s distributions also give consideration to the estimated future cash flows of investments held by the Fund. The Fund is not required to make such distributions and, consequently, the Fund could decide, at its discretion, not to make such distributions or not to make distributions in the amount described above because of market or other conditions affecting or relevant to the Fund.
Distributions, if any, are declared and distributed monthly. The estimated characterization of the distributions paid will be either a dividend (ordinary or qualified income) or return of capital. This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions may be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the year. For the six months ended March 31, 2025, the Fund estimates that its distributions will be largely characterized as qualified dividend income. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2026.
The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s Adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s

12

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
investment strategy, which may result in recognizing gains on its holdings. Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.
The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These differences between book-basis and tax-basis are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.
The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. DERIVATIVE INSTRUMENTS
Equity Option Contracts
When the Fund purchases a put or call option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased, which is based on the last quoted sales price, or if no sale occurred, the last quoted bid price on the reporting date. Premiums paid for purchasing options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. The difference between the premium and the amount received on writing an option to effect a closing transaction, including brokerage commissions, is also treated as a realized loss or, if the premium is less than the amount received from the closing transaction, as a realized gain. If a call option is exercised, the premium is added to the cost of the purchase of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the proceeds of the securities sold by the Fund.
When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written which is based on the last quoted price, or if no transaction occurred, the last quoted asked price on the reporting date. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.
In the normal course of its business, the Fund buys and sells financial instruments, including equity options, subscription rights, forward currency contracts, and warrants. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. The derivative financial instruments may be traded on an exchange or negotiated between contracting parties over-the-counter (or “OTC”).
The monthly average notional value of written option contracts outstanding during the six months ended March 31, 2025 was $1,304,357.

13

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The following table sets forth the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2025:

Derivatives	Location of Gains (Losses) on Derivatives	Net Realized Gain	Net Change in Unrealized Appreciation
Written equity call options	Options written	$87,195	$ —

As of March 31, 2025, there were no options contracts outstanding.
4. FEDERAL INCOME TAX INFORMATION
The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it is taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. The Fund’s net deferred tax asset balance continues to be completely offset by a full valuation allowance. The Fund is currently using an estimated tax rate of 1.04% for state and local tax.
The Fund’s income tax provision consists of the following for the six months ended March 31, 2025:

Current tax expense:
Federal	$2,244,507
State	110,922
Total current tax expense	$2,355,429
Deferred tax expense (benefit):
Federal	$47,527,691
State	2,361,351
Change in valuation allowance	(46,452,729)
Total deferred tax expense*	$3,436,313
Total estimated provisions for income taxes	$5,791,742

*	This amount is included within the Net change in unrealized appreciation (depreciation) on Deferred income taxes on the Statement of Operations.
Total income tax expense (benefit) for the Fund differs from the amount computed by applying the federal statutory income tax rate of 21% net investment income (loss) and realized and unrealized gain (loss) on investments for the six months ended March 31, 2025, as follows:

Amount
Application of statutory income tax rate	$50,014,248
State income taxes net of federal benefit	2,471,686
Effect of permanent & temporary differences	(501,953)
Change in estimated ordinary income recapture	3,436,313
Change in valuation allowance	(46,452,729)
Return to Provision - Other	(3,175,823)
Total estimated provisions for income taxes	$5,791,742

The Fund is structured and taxed as a C Corporation, which requires estimation of taxable income and payment of any estimated taxes to the IRS. Estimates are made with the best information available, and are subject to change. The Fund’s current income tax expense consists of ordinary income, taxed at the Fund’s effective tax rate, which is primarily derived from depreciation recapture from its MLP investments. The Fund’s taxable ordinary income for the six months ended March 31, 2025, was in excess of all previous and current net operating losses, resulting in the current period tax expense of

14

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
$2,355,429. The Fund is subject to limitations related to Federal tax rules for capital loss carryforwards, that do not allow the Fund to offset ordinary taxable income with capital loss carryforwards.
For the six months ended March 31, 2025, the Fund’s effective tax rate and the combined federal and state statutory tax rate was 22.04%.
The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.
Components of the Fund’s deferred tax assets and liabilities as of March 31, 2025 are as follows:

Amount
Deferred tax assets:
Net operating loss carryforward (tax basis)	$—
Capital loss carryforward (tax basis)	102,088,953
Valuation allowance	(28,973,946)
Total deferred tax assets	73,115,007
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(73,115,007)
Ordinary income recapture	(31,523,059)
Total deferred tax liabilities	(104,638,066)
Total net deferred tax liability	$(31,523,059)

To the extent the Fund has a deferred tax asset or if a portion of the deferred tax liability is offset by a tax asset resulting from net operating losses, consideration is given to whether or not a valuation allowance is required against the deferred tax asset amount. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740), it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, forecasts of future MLP distributions, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. Based on the Fund’s assessment, it has determined that in the future it is more likely than not that the Fund will not generate the necessary appropriate character of income within the relevant carryforward periods to realize its deferred tax assets. As of March 31, 2025, the Fund has determined that a valuation allowance of $28,973,946 was required as reflected in the table above.
In making this assessment, significant reliance was placed on forecasts and estimates as to the Fund’s MLP investments. In conjunction with work performed by qualified independent tax consultants, the Fund utilized historical information and other information about the specific MLP fund holdings to project and forecast future distributions and related tax implications.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax asset (liability). Such estimates as well as estimates made in connection with MLP distribution forecasts are made in good faith.

15

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
From time to time, and as new information becomes available, the Fund will modify its forecasts, estimates or assumptions regarding its deferred tax liability or asset.
Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV, which could be material. Such changes could have a material impact on the Fund’s NAV and results of operations with respect to the Fund’s shareholders in the period it is recorded, even though the shareholders at such time might not have held shares in the Fund at the time the deferred tax asset or liability had been established. Additionally, on a daily basis the Fund’s NAV will include a deferred tax liability (which reduces the Fund’s NAV) or asset (which increases the Fund’s NAV, unless offset by a valuation allowance). To the extent the Fund has a deferred tax asset, consideration is given as to whether or not a valuation allowance is required. The Fund’s deferred tax liability or asset is based on estimates that could vary dramatically from the Fund’s actual tax liability/benefit and, therefore, could have a material impact on the Fund’s NAV. Changes to the Fund’s portfolio may cause the Fund to dispose of its interests in MLPs, and as a result the Fund may experience recapture of past depreciation deductions and incur associated ordinary income. This income recapture may be in excess of the Fund’s operating losses, creating potential current income tax due for the Fund, even if disposals are made at a loss. Significant changes to the portfolio related to shareholder redemptions or changes in investment strategy have the potential to have a material effect on the amount of depreciation recapture incurred, and may result in material changes to the Fund’s expected income tax liability.
The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of March 31, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
As of March 31, 2025, the Fund did not have any net operating loss carryforwards for federal income tax purposes.
As of March 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date:	Amount
9/30/2025	463,244,488
Total	$463,244,488

As of March 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$749,844,511	$452,553,905	$(2,043,895)	$450,510,010

16

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income (loss) from MLP K-1s, which is treated as an increase (decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.
5. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Adviser currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.
Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, such as deferred income tax expenses, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.46% for Class A Shares, 2.21% for Class C Shares and 1.21% for Class I Shares. The Expense Limitation Agreement will continue until at least January 28, 2026 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap as of January 28th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreement, any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $1,195,746, of which $139,544, $668,489, $347,702 and $40,011 will expire during the years ending September 30, 2025, September 30, 2026, September 30, 2027 and September 30, 2028, respectively. For the six months ended March 31, 2025, the Adviser waived fees of $40,011 and recouped previously waived eligible expenses of $19,216, for a net expense reimbursement of $20,795, which is reflected on the Fund’s Statement of Operations.
The Fund has entered into an administration agreement (“Administration Agreement”) with the Adviser and a sub-administration agreement with both the Adviser and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Sub-Administrator”). The Adviser and the Sub- Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Adviser does not receive any compensation for its administration services pursuant to the Administration Agreement and the Fund is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
6. PURCHASES AND SALES OF INVESTMENTS
For the six months ended March 31, 2025, purchases and sales of investments, excluding short- term securities and U.S. Government securities, were $376,344,236 and $418,849,982, respectively.

17

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
7. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares.
The shares of each series or class participate equally in the earnings, distributions and assets of the particular series or class.

	2025[1]		2024[2]
	Shares	Amount	Shares	Amount
Class A
Subscriptions	2,374,761	$15,376,465	5,346,570	$27,001,375
Reinvestment of distributions	1,414,147	9,231,638	3,461,203	17,704,986
Redemptions	(5,411,475)	(35,039,856)	(10,634,423)	(54,206,883)
Net Decrease	(1,622,567)	$(10,431,753)	(1,826,650)	$(9,500,522)
Class C
Subscriptions	720,998	$3,726,067	1,334,939	$5,539,348
Reinvestment of distributions	670,029	3,507,762	1,830,059	7,607,009
Redemptions	(3,372,197)	(17,522,953)	(8,902,751)	(36,789,990)
Net Decrease	(1,981,170)	$(10,289,124)	(5,737,753)	$(23,643,633)
Class I (Note 1)
Shares issued in the Reorganization (Note 9)	—	$—	21,620,783	$102,926,486
Subscriptions	12,923,016	87,906,350	8,722,087	47,053,435
Reinvestment of distributions	2,428,604	16,775,409	6,064,975	32,627,350
Redemptions	(17,153,735)	(116,794,334)	(42,049,615)	(216,855,688)
Net Decrease	(1,802,115)	$(12,112,575)	(5,641,770)	$(34,248,417)

[1]	For the Six Months Ended March 31, 2025 (Unaudited).
[2]	For the Year Ended September 30, 2024.
8. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of March 31, 2025 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against the Fund’s assets. Advances will be made at the sole discretion of the Bank and would be for a maximum of forty-five days. During the six months ended March 31, 2025, the Fund utilized the credit facility for 34 days and had an outstanding average daily loan balance of $892,588. The maximum amount outstanding during the year was $5,164,000 and the interest expense amounted to $6,284. For the six months ended March 31, 2025, the average interest rate on the outstanding principal amount for the Fund was 7.45%. At March 31, 2025, the Fund did not have an amount outstanding on the credit facility.

18

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
9. FUND REORGANIZATION
The Reorganization as described in “Note 1—Organization” was structured to qualify as a tax-free merger under the Internal Revenue Code for federal income tax purposes, and CEN’s shareholders recognized no gain or loss for federal income tax purposes as a result. For financial reporting purposes, assets received and shares issued by the Fund were recorded at market value; however, the cost basis of the investments received from CEN was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Investments
The cost, fair value and net unrealized appreciation of the investments of CEN as of the date of the Reorganization, was as follows:

Cost of investments	$52,827,764
Market Value of investments	81,989,916
Net unrealized appreciation of investments	$29,162,152

Share Transactions
The shares outstanding, net assets and NAV per share outstanding immediately before and after the Reorganization was as follows:

CEN—Prior to Reorganization
Shares outstanding	4,930,180
Net Assets	$102,926,486
NAV per share	$20.8768
Center Coast Brookfield Midstream Focus Fund Class I—Prior to Reorganization
Shares outstanding	105,847,381
Net Assets	$503,890,112
NAV per share	$4.7605
Center Coast Brookfield Midstream Focus Fund Class I—Post Reorganization
Shares outstanding(1)	127,468,164
Net Assets(1)	$606,816,598
NAV per share	$4.7605

(1)	The total number of shares issued in the Reorganization was 21,620,783. Fractional Fund shares were not issued in the Reorganization.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

19

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
11. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
On April 24, 2025, the Fund paid a distribution in the amount of $0.0299 per common share.
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein, there are no additional events that require recognition or disclosure in the financial statements.

20

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Additional Information
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

21

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements and Financial Highlights for Open-End Investment Companies filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	May 29, 2025

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date:	May 29, 2025